OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

NOTE 6 — OTHER RECEIVABLES

	As of December 31,
	2023	2022

Other receivables (Short term)
GST receivable	$15,386	$64,254
Due from utility companies	35,079	$45,570
Other	-	10,480
Other receivables (short term)	$50,465	$120,304

Other receivables (Long term)
PJ Finn	$755,718	$718,198
Richard Evans	15,276	14,518
Other Receivables (long term)	$770,994	$732,716
	$821,459	$853,020